Financial instruments and financial risk management (Tables)	12 Months Ended
Jun. 30, 2022
Financial instruments and financial risk management
Schedule of fair value measurement by levels of financial assets

June 30, 2022	Level 1	Level 2	Level 3	Total
Cash	$129,065,348	$—	$—	$129,065,348
Investment in Aqualung Carbon Capture SA	$—	$3,221,491	$—	$3,221,491

June 30, 2021	Level 1	Level 2	Level 3	Total
Cash	$27,988,471	$—	$—	$27,988,471

Schedule of assets and liabilities exposed to currency risk

	2022	2021
	$	$
Cash	106,802,040	736,623
Accounts payable	(3,431,920)	(1,520,823)